Schedule of investments
Macquarie VIP Value Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.33%
Communication Services — 6.07%
Electronic Arts	52,365	$ 7,511,235
Walt Disney	83,200	8,003,008
		15,514,243
Consumer Discretionary — 9.45%
Genuine Parts	55,045	7,688,686
Lowe's	31,000	8,396,350
NIKE Class B	91,029	8,046,963
		24,131,999
Consumer Staples — 7.94%
Conagra Brands	238,400	7,752,768
Dollar Tree †	72,100	5,070,072
Hershey	38,941	7,468,105
		20,290,945
Energy — 5.76%
Chevron	48,200	7,098,414
Exxon Mobil	65,000	7,619,300
		14,717,714
Financials — 15.12%
Allstate	40,602	7,700,169
Fidelity National Information Services	96,229	8,059,179
Travelers	33,733	7,897,570
Truist Financial	171,400	7,330,778
US Bancorp	166,900	7,632,337
		38,620,033
Healthcare — 17.63%
Baxter International	202,800	7,700,316
Cigna Group	21,800	7,552,392
CVS Health	119,524	7,515,669
Hologic †	95,400	7,771,284
Johnson & Johnson	47,800	7,746,468
Merck & Co.	59,400	6,745,464
		45,031,593
Industrials — 12.49%
Amentum Holdings †	52,306	1,686,869
Dover	42,400	8,129,776
Honeywell International	35,700	7,379,547
Jacobs Solutions	52,306	6,846,855
Northrop Grumman	14,900	7,868,243
		31,911,290
Information Technology — 15.39%
Cisco Systems	150,100	7,988,322
Cognizant Technology Solutions Class A	100,900	7,787,462
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	17,075	$ 7,677,432
Oracle	46,005	7,839,252
Teledyne Technologies †	18,287	8,003,489
		39,295,957
Materials — 3.35%
DuPont de Nemours	95,900	8,545,649
		8,545,649
Real Estate — 3.02%
Equity Residential	103,500	7,706,610
		7,706,610
Utilities — 3.11%
Duke Energy	68,800	7,932,640
		7,932,640
Total Common Stocks (cost $241,609,815)		253,698,673

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	458,499	458,499
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	458,499	458,499
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	458,499	458,499
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	458,500	458,500
Total Short-Term Investments (cost $1,833,997)		1,833,997

Total Value of Securities—100.05% (cost $243,443,812)		255,532,670
Liabilities Net of Receivables and Other Assets—(0.05%)		(128,748)
Net Assets Applicable to 51,893,530 Shares Outstanding—100.00%		$255,403,922
†	Non-income producing security.
NQ- IV088 [0924] 1124 (4017403)    1